Supplementary information on capital management (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary information on capital management
Schedule of equity and debt

Total equity, debt and total assets
in € THOUS
	2017	2016
Total equity including noncontrolling interests	10,828,186	11,051,132
Debt	7,447,686	8,132,114
Total assets	24,025,128	25,503,540
Debt in % of total assets	31.0%	31.9%
Total equity in % of total assets (equity ratio)	45.1%	43.3%

Schedule of credit ratings

Rating(1)
	Standard & Poor's	Moody's	Fitch
Corporate credit rating	BBB–	Baa3	BBB–
Outlook	positive	stable	stable

(1)        A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.